Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	811-23490
Entity Registrant Name	abrdn Global Infrastructure Income Fund
Entity Central Index Key	0001793855
Entity Tax Identification Number	85-1096312
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	522-5465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	ASGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false